Derivative financial instruments and Short positions (Details 2) - BRL (R$) R$ in Thousands		Dec. 31, 2022		Dec. 31, 2021		Dec. 31, 2020
Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		R$ 393,351,898				R$ 278,752,387
Option contract [member]
IfrsStatementLineItems [Line Items]
Notional		1,150,540,616		R$ 1,130,172,099		2,043,286,085
Option contract [member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		69,919,242		1,127,446,708
Option contract [member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional		742,316		1,641,361
Option contract [member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional		1,079,879,058	[1]	1,084,030	[2]
Futures contract [member]
IfrsStatementLineItems [Line Items]
Notional		278,348,786		287,984,278		270,258,566
Futures contract [member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		1,525,199		287,984,278
Futures contract [member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional
Futures contract [member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional		276,823,587	[1]		[2]
Forward Contracts and Others [Member]
IfrsStatementLineItems [Line Items]
Notional		152,669,932				165,663,806
Forward Contracts and Others [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		61,719,539
Forward Contracts and Others [Member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional		72,055,923
Forward Contracts and Others [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	[1]	18,894,470
Forward Contracts And Others 1 [Member]
IfrsStatementLineItems [Line Items]
Notional				167,611,313		163,040,700
Forward Contracts And Others 1 [Member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional				70,457,399
Forward Contracts And Others 1 [Member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional				96,857,222
Forward Contracts And Others 1 [Member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional	[2]			296,692
Assets [Member] | Swap contract [member]
IfrsStatementLineItems [Line Items]
Notional		393,351,898		418,137,448		R$ 278,752,387
Assets [Member] | Swap contract [member] | Customers [Member]
IfrsStatementLineItems [Line Items]
Notional		38,910,036		152,650,125
Assets [Member] | Swap contract [member] | Related Parties [Member]
IfrsStatementLineItems [Line Items]
Notional		250,925,646		233,667,783
Assets [Member] | Swap contract [member] | Financial Institutions [Member]
IfrsStatementLineItems [Line Items]
Notional		R$ 103,516,216	[1]	R$ 31,819,540	[2]

[1]	Includes trades with B3 S.A. and other securities and commodities exchanges.
[2]	Includes trades with B3 S.A. and other securities and commodities exchanges.